Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Schedule of basic earnings per share
Calculation of the basic earnings per share for the year ended December 31, 2023, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	647	2,159	783

Schedule of weighted average number of ordinary shares

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2023	2022	2021
Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,289,179	1,285,585	1,280,242
Shares issued during the year	-	-	223
Shares vested	182	1,719	2,342
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,289,361	1,287,304	1,282,807

Schedule of weighted average number of ordinary shares diluted
For the year ended December 31
2023	2022	2021
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,289,361	1,287,304	1,282,807
Effect of stock options and restricted shares	1,307	2,643	4,244
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,290,668	1,289,947	1,287,051

  * As of December 31, 2023, the outstanding options in the amount of 3.4 million (representing 1.3 million shares), were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2022, the outstanding options in the amount of 7 million (representing 2.6 million shares), were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2021, all 12 million outstanding options were included.